SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 14 – SEGMENT REPORTING

As of June 30, 2025, the Company operated in two business segments: Dynamic Aero Systems, a developer and OEM of UAVs, and Dynamic Deliveries, a developer of autonomous mesh logistics networks.  The Company also incurs shared corporate costs.

The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the three months ended June 30, 2025 was as follows:

	Three Months Ended June 30, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Corporate and Other	Total
Revenue
Revenue	$-	$-	$-	$-

Operating Expenses
Professional fees	48,615	5,000	179,790	233,405
Depreciation and Amortization	66,231	28,263	-	94,494
Other general and administrative costs	121,502	-	28,745	150,247
Total Operating Expenses	236,348	33,263	208,535	478,146

Loss from operations	$(236,348)	$(33,263)	$(208,535)	$(478,146)

Segment information for the six months ended June 30, 2025 was as follows:

	Six Months Ended June 30, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Corporate and Other	Total
Revenue
Revenue	$-	$-	$-	$-

Operating Expenses
Professional fees	48,615	5,000	452,758	506,373
Depreciation and Amortization	66,231	28,263	-	94,494
Other general and administrative costs	121,502	-	84,094	205,596
Total Operating Expenses	236,348	33,263	536,852	806,463

Loss from operations	$(236,348)	$(33,263)	$(536,852)	$(806,463)

Identifiable Assets
Identifiable assets as of June 30, 2025	$3,378,584	$11,603,491	$1,007,685	$15,989,760
Identifiable assets as of December 31, 2024	$-	$-	$237	$237

Segment information for the three and six months ended June 30, 2024 was the same as consolidated operations as the Company had not yet established the Dynamic Aero Systems and Dynamic Deliveries segments, which were initiated upon the acquisition of the Vayu Assets and GAC Assets on April 2, 2025. As such, the Company operated as one segment in the three and six months ended June 30, 2024.